Consolidated Balance Sheets (Unaudited) (Parenthetical) - $ / shares	Jun. 30, 2025	Dec. 31, 2024
Preferred Stock, Par or Stated Value Per Share	$ 1.00	$ 1.00
Preferred Stock, Shares Authorized	25,000,000	25,000,000
Common Stock, Par or Stated Value Per Share	$ 5.00	$ 5.00
Common Stock, Shares Authorized	60,000,000	60,000,000
Common Stock, Shares, Issued	30,805,776
Common Stock, Shares, Outstanding		30,127,603
Series E Preferred Stock [Member]
Preferred Stock, Shares Outstanding		4,745,947
Preferred Stock, Shares Issued	4,745,947
Series F Preferred Stock [Member]
Preferred Stock, Shares Outstanding		6,747,147
Preferred Stock, Shares Issued	6,747,147